Leases - future minimum lease payments (Details) ¥ in Thousands	Dec. 31, 2020 CNY (¥)
Future minimum lease payments under the Group's non-cancelable operating lease agreements based on ASC 840
2020	¥ 15,584
2021	14,801
2022	13,575
2023	508
2024	260
Total future lease payment	¥ 44,728